Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining amortization period of intangible assets	6 years
North America Retail [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 1,700,000,000.0
Percent by which units recoverable amount exceeds its carrying amount	13.00%
Selling Expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	$ 254,000,000	$ 234,000,000